Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of carrying value of debt
	December 31,
	2020	2019
	(in thousands)
Convertible notes payable, net of unamortized discount at December 31, 2020 and 2019 of $0 and $6,451, respectively	$-	$16,113
Paycheck Protection Program loan	908	-
Finance lease obligations	49	289

	957	16,402

Less current portion	49	6,720

Debt, net of current portion	$908	$9,682